Share-based Payment and Non-Convertible Equity Certificates - Disclosure of share options tranches (Details) - Global Blue Management Incentive Plan - $ / shares shares in Thousands			12 Months Ended
	Nov. 12, 2020	Jun. 25, 2019	Mar. 31, 2021	Aug. 15, 2024	Aug. 15, 2023	Aug. 15, 2022	Feb. 15, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)		$ 10.59
Number Of Share Options Granted In Share-Based Payment Arrangement			7,970
Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Share Options Granted In Share-Based Payment Arrangement				1,992	1,992	997	2,989
Exercise price range one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)	$ 8.5		$ 8.50
Number Of Share Options Granted In Share-Based Payment Arrangement			2,589
Exercise price range one | Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Share Options Granted In Share-Based Payment Arrangement				647	647	324	971
Exercise price range two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)	10.5		$ 10.50
Number Of Share Options Granted In Share-Based Payment Arrangement			2,192
Exercise price range two | Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Share Options Granted In Share-Based Payment Arrangement				548	548	274	822
Exercise price range three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)	12.5		$ 12.50
Number Of Share Options Granted In Share-Based Payment Arrangement			1,793
Exercise price range three | Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Share Options Granted In Share-Based Payment Arrangement				448	448	224	673
Exercise price range four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)	$ 14.5		$ 14.50
Number Of Share Options Granted In Share-Based Payment Arrangement			1,396
Exercise price range four | Forecast
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Share Options Granted In Share-Based Payment Arrangement				349	349	175	523